CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 30, 2019	Dec. 29, 2018	Oct. 31, 2018	Dec. 30, 2017
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, authorized	600,000,000	600,000,000	200,000,000	600,000,000
Common stock, outstanding	84,196,000	84,196,000		81,535,000
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock, authorized	30,000,000	30,000,000		30,000,000
Preferred stock, issued	0	0		0
Preferred stock, outstanding	0	0		0